Related-Party and Party-in-Interest Transactions (Details) - Southern Bank 401(k) Retirement Plan (the Plan) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends received	$ 377,932
Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares of common stock held by the Plan	417,574	411,674